Income Taxes (Details)	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Income Tax Disclosure [Abstract]
Effective tax rate (in percent)	0.00%	0.00%	0.00%	10.30%	2.60%	0.40%	0.00%